Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005479
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,426	$ 10,910	$ 10,802	$ 10,603	$ 10,469	$ 10,626	$ 10,720	$ 11,071	$ 10,274	$ 11,051	$ 11,049	$ 10,076	$ 11,703	$ 11,700	$ 12,351	$ 12,340	$ 8,987	$ 9,744	$ 9,675	$ 10,935	$ 12,006	$ 13,516	$ 13,835	$ 16,097	$ 15,617	$ 12,836	$ 11,629	$ 11,938	$ 12,275	$ 12,425	$ 11,504	$ 13,504	$ 13,253	$ 13,045	$ 15,138	$ 13,988	$ 14,371	$ 13,936	$ 14,274	$ 13,976
C000005480
Account Value [Line Items]
Accumulated Value	10,000	10,421	10,899	10,786	10,582	10,439	10,586	10,671	11,017	10,218	10,981	10,975	10,002	11,607	11,600	12,236	12,221	8,895	9,636	9,564	10,795	11,847	13,328	13,635	15,850	15,367	12,622	11,426	11,720	12,057	12,190	11,278	13,228	12,970	12,764	14,805	13,659	14,030	13,589	13,918	13,620
C000166334
Account Value [Line Items]
Accumulated Value	500,000	521,477	545,870	540,668	530,867	524,370	532,204	537,125	555,110	515,359	554,516	554,590	506,152	588,018	588,305	621,001	620,865	452,317	490,632	487,418	550,818	605,039	681,470	697,854	812,643	788,418	648,502	587,992	603,345	621,161	629,286	582,541	684,086	671,727	662,267	768,860	710,848	730,816	709,226	726,977	712,324
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	504,841	518,121	540,907	563,676	596,049	614,023	642,092	682,784	678,383	704,764	754,971	646,994	737,854	768,069	776,999	847,685	670,521	818,221	893,559	1,024,747	1,089,787	1,179,583	1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Accumulated Value	10,000	10,584	11,368	11,231	10,863	11,140	11,393	11,519	11,805	11,019	11,955	12,059	11,328	13,273	13,511	14,555	14,575	11,158	12,636	12,787	13,828	14,979	16,780	16,819	19,539	18,511	15,792	14,082	14,664	14,920	15,100	13,841	16,330	16,116	15,972	18,654	17,133	17,605	17,441	17,907	17,522
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Accumulated Value	10,000	10,584	11,368	11,231	10,863	11,140	11,393	11,519	11,805	11,019	11,955	12,059	11,328	13,273	13,511	14,555	14,575	11,158	12,636	12,787	13,828	14,979	16,780	16,819	19,539	18,511	15,792	14,082	14,664	14,920	15,100	13,841	16,330	16,116	15,972	18,654	17,133	17,605	17,441	17,907	17,522
FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 529,194	$ 568,400	$ 561,545	$ 543,146	$ 556,981	$ 569,648	$ 575,953	$ 590,258	$ 550,927	$ 597,749	$ 602,954	$ 566,385	$ 663,658	$ 675,536	$ 727,755	$ 728,727	$ 557,906	$ 631,815	$ 639,331	$ 691,405	$ 748,945	$ 839,019	$ 840,947	$ 976,944	$ 925,536	$ 789,622	$ 704,091	$ 733,211	$ 746,004	$ 754,979	$ 692,055	$ 816,477	$ 805,824	$ 798,593	$ 932,680	$ 856,666	$ 880,237	$ 872,046	$ 895,334	$ 876,113